Share-Based Compensation - Summary of Performance Vested Profits Interests Activity (Detail) - Performance Based Vested Awards [Member] - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Interests, Balance	15,559	10,703
Number of Interests, Granted	2,876	5,644
Number of Interests, Redeemed	0	0
Number of Interests, Forfeited	(2,271)	(788)
Number of Interests, Balance	16,164	15,559
Weighted Average Grant Date Fair Value per Profit Interest, Balance	$ 371	$ 354
Weighted Average Grant Date Fair Value per Profit Interest, Granted	389	396
Weighted Average Grant Date Fair Value per Profit Interest, Redeemed	0	0
Weighted Average Grant Date Fair Value per Profit Interest, Forfeited	381	313
Weighted Average Grant Date Fair Value per Profit Interest, Balance	$ 373	$ 371
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Interests, Balance	15,559	10,703
Number of Interests, Granted	2,876	5,644
Number of Interests, Redeemed	0	0
Number of Interests, Forfeited	(2,271)	(788)
Number of Interests, Balance	16,164	15,559
Weighted Average Grant Date Fair Value per Profit Interest, Balance	$ 296	$ 286
Weighted Average Grant Date Fair Value per Profit Interest, Granted	309	313
Weighted Average Grant Date Fair Value per Profit Interest, Redeemed	0	0
Weighted Average Grant Date Fair Value per Profit Interest, Forfeited	301	265
Weighted Average Grant Date Fair Value per Profit Interest, Balance	$ 298	$ 296